INVESTMENTS - Fair Value of AFS Securities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair value
Less than 12 months	$ 144,333	$ 60,316
12 months or longer	17,829	4,760
Total	162,162	65,076
Gross unrealized losses
Less than 12 months	1,895	267
12 months or longer	457	208
Total	2,352	475
Mortgage-backed securities - U.S. government-sponsored agency guaranteed
Fair value
Less than 12 months	17,039	3,588
12 months or longer	698	298
Total	17,737	3,886
Gross unrealized losses
Less than 12 months	270	30
12 months or longer	31	22
Total	301	52
Mortgage-backed securities - Non-U.S. residential
Fair value
Less than 12 months	96	1
12 months or longer	1	0
Total	97	1
Gross unrealized losses
Less than 12 months	1	0
12 months or longer	0	0
Total	1	0
Mortgage-backed securities - Commercial
Fair value
Less than 12 months	0	7
12 months or longer	0	4
Total	0	11
Gross unrealized losses
Less than 12 months	0	0
12 months or longer	0	0
Total	0	0
Mortgage-backed securities
Fair value
Less than 12 months	17,135	3,596
12 months or longer	699	302
Total	17,834	3,898
Gross unrealized losses
Less than 12 months	271	30
12 months or longer	31	22
Total	302	52
U.S. Treasury
Fair value
Less than 12 months	56,448	25,031
12 months or longer	6,310	0
Total	62,758	25,031
Gross unrealized losses
Less than 12 months	713	49
12 months or longer	131	0
Total	844	49
Agency obligations
Fair value
Less than 12 months	0	50
12 months or longer	0	0
Total	0	50
Gross unrealized losses
Less than 12 months	0	0
12 months or longer	0	0
Total	0	0
U.S. Treasury and federal agency securities
Fair value
Less than 12 months	56,448	25,081
12 months or longer	6,310	0
Total	62,758	25,081
Gross unrealized losses
Less than 12 months	713	49
12 months or longer	131	0
Total	844	49
State and municipal
Fair value
Less than 12 months	229	836
12 months or longer	874	893
Total	1,103	1,729
Gross unrealized losses
Less than 12 months	3	34
12 months or longer	98	123
Total	101	157
Foreign government
Fair value
Less than 12 months	64,319	29,344
12 months or longer	9,924	3,502
Total	74,243	32,846
Gross unrealized losses
Less than 12 months	826	61
12 months or longer	197	61
Total	1,023	122
Corporate
Fair value
Less than 12 months	2,655	1,083
12 months or longer	22	24
Total	2,677	1,107
Gross unrealized losses
Less than 12 months	77	90
12 months or longer	0	1
Total	77	91
Asset-backed securities
Fair value
Less than 12 months	108	194
12 months or longer	0	39
Total	108	233
Gross unrealized losses
Less than 12 months	1	3
12 months or longer	0	1
Total	1	4
Other debt securities
Fair value
Less than 12 months	3,439	182
12 months or longer	0	0
Total	3,439	182
Gross unrealized losses
Less than 12 months	4	0
12 months or longer	0	0
Total	$ 4	$ 0